UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Mutual Fund

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Semi-annual report for the six months ended April 30, 2008

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–11.19%	9.34%	4.90%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.58%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 1.98% (1.96% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 2.06%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3.

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Fellow shareholders:

The first six months of fiscal year 2008 proved to be turbulent. The U.S. stock market was battered by rising subprime mortgage defaults, a serious slump in the housing sector and large write-offs and losses by many banks and financial companies. A credit crunch for small and large borrowers and a slowing economy added to market woes.

In this difficult environment, American Mutual Fund (AMF) posted a negative return of 8.7% for the six months ended April 30, 2008. AMF, which needs to invest in many higher yielding stocks to meet its income goals, was heavily affected by the decline in price of our holdings of higher yielding financial and health care stocks. Fortunately, our investments in other sectors provided offsets to the recent market sell-off. The fund’s loss, while disappointing, was less than the 9.6% decline suffered by Standard and Poor’s 500 Composite Index, a broad measure of primarily U.S. stocks.

The fund continued to outpace the S&P 500 over the long term. For the 10 years ended April 30, AMF posted a cumulative total return of 77.6%, compared with a cumulative 46.5% by the S&P 500. Over the fund’s lifetime of more than 58 years, AMF had an annual average total return of 12.2%, compared with 11.7% by the S&P 500.

Portfolio review

Energy-related companies, railroads, agriculture companies and some information technology companies contributed significantly to results. Oil and gas production company gains were spurred by rising crude oil prices from growing demand in developing countries such as China, India, Brazil and Russia. Among the largest gainers were Devon Energy (+21.4%), Monsanto (+16.8%), Norfolk Southern (+15.4%) and Microchip Technology (+10.8%). The fund’s holding of cash and short-term securities, which amounted to 11.6% of total assets, also helped.

Financial companies detracted from results. Many financial service companies, mortgage finance companies, banks, and savings and loans in the U.S. and worldwide have been seriously affected by the meltdown in the subprime mortgage industry, which specialized in home loans for less creditworthy borrowers. Securitization (the packaging of hundreds of individual mortgage loans into securities to be sold to investors around the world) spread the risk but added complexity. The difficulties of the subprime mortgage industry have accelerated in the past six months and helped lead to a credit crunch both inside and outside the United States. Reflecting these trends, Citigroup declined 39.7%, American International Group lost 26.8% and Bank of America fell 22.3%.

As of April 30, 2008, the AMF portfolio’s largest five industry sectors were information technology, 14.0% of assets; industrials, 13.6%; financials, 9.3%; consumer discretionary, 8.3%; and health care, 8.1%.

Economic review

To boost the economy and support the banking industry during the past six months, the Federal Reserve Board lowered the federal funds rate from 4.50% to 2.00% in a series of steps. The central bank also reduced funding pressures for depository institutions and primary securities dealers. Several fiscal policy measures were enacted by Congress, including a $168 billion economic stimulus plan that gave taxpayers a special one-time rebate.

Gross domestic product for the first quarter of calendar 2008 rose at a 0.9% annual pace, with the modest gain attributable mostly to rising exports and inventories. Consumer spending, which represents the largest part of the economy, grew at the slowest pace since 2001. The housing market showed few signs of recovery, foreclosure filings increased almost 60% and bank repossessions more than doubled from a year earlier.

Looking forward

It is not clear at this time how long the decline in home prices and the business slowdown will continue. However, we will continue to carefully monitor conditions and watch for investment opportunities that may emerge in the current volatile stock market. We encourage you stay with the long-term investment plan you have worked out with your financial adviser. We thank you for your continuing support of American Mutual Fund.

Cordially,

/s/ James K. Dunton
James K. Dunton
President

June 8, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008 (the most recent calendar quarter-end):

			Life
	1 year	5 years	of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–10.90%	9.51%	6.53%
Not reflecting CDSC	–6.49	9.79	6.53

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–7.46	9.71	5.05
Not reflecting CDSC	–6.58	9.71	5.05

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.84	10.56	5.86

Class 529-A shares† — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–11.29	9.23	5.11
Not reflecting maximum sales charge	–5.89	10.54	6.13

Class 529-B shares† — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–11.07	9.32	5.22
Not reflecting CDSC	–6.66	9.60	5.22

Class 529-C shares† — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–7.50	9.61	5.07
Not reflecting CDSC	–6.62	9.61	5.07

Class 529-E shares*† — first sold 3/7/02	–6.14	10.18	4.66

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.68	10.61	9.03

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, April 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	14.01%
Industrials	13.65
Financials	9.34
Consumer discretionary	8.33
Health care	8.11
Other industries	32.69
Convertible securities	0.85
Bonds & notes	1.40
Short-term securities & other assets less liabilities	11.62
[end pie chart]

Common stocks - 86.13%	Shares	Market value (000)	Percent of net assets

Energy - 7.83%
Chevron Corp.	2,508,304	$241,173	1.28%
ConocoPhillips	3,000,000	258,450	1.37
Devon Energy Corp.	2,000,000	226,800	1.20
Hess Corp.	1,900,000	201,780	1.07
Marathon Oil Corp.	5,353,600	243,964	1.29
Other securities		304,895	1.62
		1,477,062	7.83

Materials - 4.51%
Air Products and Chemicals, Inc.	1,850,000	182,096	.96
MeadWestvaco Corp.	5,000,000	131,500	.70
Other securities		537,306	2.85
		850,902	4.51

Industrials - 13.65%
Avery Dennison Corp.	3,375,000	162,641	.86
General Electric Co.	14,250,000	465,975	2.47
Norfolk Southern Corp.	5,082,000	302,786	1.60
R.R. Donnelley & Sons Co.	5,685,000	174,188	.92
United Parcel Service, Inc., Class B	3,550,000	257,056	1.36
United Technologies Corp.	3,700,000	268,139	1.42
Other securities		944,906	5.02
		2,575,691	13.65

Consumer discretionary - 8.33%
Lowe's Companies, Inc.	7,731,600	194,759	1.03
Magna International Inc., Class A	1,772,700	132,297	.70
Royal Caribbean Cruises Ltd.	4,400,000	140,360	.75
Target Corp.	2,612,000	138,775	.74
Other securities		964,846	5.11
		1,571,037	8.33

Consumer staples - 7.30%
Coca-Cola Co.	750,000	44,153	.23
ConAgra Foods, Inc.	6,070,000	143,009	.76
H.J. Heinz Co.	4,053,700	190,646	1.01
Kimberly-Clark Corp.	2,410,000	154,216	.82
PepsiCo, Inc.	3,710,000	254,246	1.35
Walgreen Co.	4,300,000	149,855	.79
Wm. Wrigley Jr. Co.	2,000,000	152,320	.81
Other securities		289,206	1.53
		1,377,651	7.30

Health care - 8.11%
Abbott Laboratories	5,363,613	282,931	1.50
Bristol-Myers Squibb Co.	9,182,200	201,733	1.07
Eli Lilly and Co.	2,900,000	139,606	.74
Medtronic, Inc.	3,707,000	180,457	.96
Pfizer Inc	6,955,000	139,865	.74
Other securities		585,267	3.10
		1,529,859	8.11

Financials - 9.34%
American International Group, Inc.	2,829,000	130,700	.69
Bank of America Corp.	6,267,000	235,263	1.25
Citigroup Inc.	8,235,000	208,098	1.10
Fannie Mae	7,158,096	202,574	1.07
Freddie Mac	3,630,700	90,441	.48
JPMorgan Chase & Co.	4,866,000	231,865	1.23
Other securities		664,216	3.52
		1,763,157	9.34

Information technology - 14.01%
Hewlett-Packard Co.	6,600,000	305,910	1.62
Intel Corp.	10,640,000	236,846	1.25
International Business Machines Corp.	4,268,000	515,148	2.73
Microchip Technology Inc.	7,356,625	270,356	1.43
Microsoft Corp.	13,432,898	383,106	2.03
Oracle Corp. (1)	8,200,000	170,970	.90
SAP AG (ADR)	3,334,000	167,467	.89
Other securities		594,748	3.16
		2,644,551	14.01

Telecommunication services - 4.02%
AT&T Inc.	8,659,097	335,194	1.77
Embarq Corp.	5,214,250	216,756	1.15
Other securities		207,416	1.10
		759,366	4.02

Utilities - 7.34%
Ameren Corp.	3,953,680	179,339	.95
Exelon Corp.	2,548,400	217,837	1.15
Questar Corp.	3,000,000	186,090	.99
Southern Co.	4,191,600	156,053	.83
Other securities		646,117	3.42
		1,385,436	7.34

MISCELLANEOUS - 1.69%
Other common stocks in initial period of acquisition		318,052	1.69

Total common stocks (cost: $13,426,598,000)		16,252,764	86.13

Convertible securities - 0.85%	Shares

Financials - 0.65%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred (2) (3)	1,725,000	89,959	.48
Other securities		31,804	.17
		121,763	.65

MISCELLANEOUS - 0.20%
Other convertible securities in initial period of acquisition		37,446	.20

Total convertible securities (cost: $159,894,000)		159,209	.85

Bonds & notes - 1.40%	Principal amount (000)

Industrials - 0.27%
General Electric Capital Corp., Series A, 4.80% 2013	$50,000	50,251	.27

Financials - 1.13%
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated) (4)	100,000	102,323	.54
Citigroup Inc., Series E, 8.40% (undated) (4)	85,000	86,133	.46
JPMorgan Chase & Co., Series I, 7.90% (undated) (4)	25,000	25,550	.13
		214,006	1.13

Total bonds & notes (cost: $260,689,000)		264,257	1.40

Short-term securities - 11.60%

AT&T Inc. 2.10%-2.22% due 6/2-6/27/2008 (5)	54,000	53,811	.29
Bank of America Corp. 2.96% due 5/6/2008	45,900	45,877	.24
Coca-Cola Co. 2.08%-2.65% due 5/8-6/11/2008 (5)	176,300	175,992	.93
Fannie Mae 2.05%-2.56% due 5/30-10/28/2008	353,780	351,700	1.86
Federal Home Loan Bank 1.72%-2.71% due 5/9-9/3/2008	324,950	323,779	1.72
Freddie Mac 1.93%-3.49% due 5/12-8/25/2008	245,300	244,579	1.30
IBM Capital Inc. 2.40% due 6/18/2008 (5)	25,000	24,902
IBM Corp. 2.17% due 6/25/2008 (5)	20,000	19,908
IBM International Group Capital LLC 2.17% due 6/18/2008 (5)	31,000	30,879	.40
JPMorgan Chase & Co. 2.42%-2.95% due 5/6-6/2/2008	91,500	91,401	.48
PepsiCo Inc. 2.08%-2.09% due 5/23-6/6/2008 (5)	58,100	58,002	.31
United Parcel Service Inc. 2.00% due 7/28/2008 (5)	50,000	49,639	.26
Other securities		718,734	3.81

Total short-term securities (cost: $2,189,446,000)		2,189,203	11.60

Total investment securities (cost: $16,036,627,000)		18,865,433	99.98
Other assets less liabilities		4,310	.02

Net assets		$18,869,743	100.00%

ADR = American Depositary Receipts

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $86,250,000) may be subject to legal or contractual restrictions on resale.

(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $89,959,000, which represented .48% of the net assets of the fund.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $883,090,000, which represented 4.68% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:

Investment securities at market (cost: $16,036,627)		$18,865,433
Cash		84
Receivables for:
Sales of investments	29,692
Sales of fund's shares	16,162
Dividends and interest	25,094	70,948
		18,936,465
Liabilities:
Payables for:
Purchases of investments	35,395
Repurchases of fund's shares	16,404
Investment advisory services	3,640
Services provided by affiliates	8,747
Directors' deferred compensation	2,498
Other	38	66,722
Net assets at April 30, 2008		$18,869,743

Net assets consist of:
Capital paid in on shares of capital stock		$15,859,239
Undistributed net investment income		135,133
Undistributed net realized gain		46,565
Net unrealized appreciation		2,828,806
Net assets at April 30, 2008		$18,869,743

Total authorized capital stock - 1,000,000 shares, $.001 par value (699,179 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$15,787,430	584,444	$27.01
Class B	651,737	24,305	26.81
Class C	810,564	30,290	26.76
Class F	501,898	18,630	26.94
Class 529-A	245,956	9,118	26.98
Class 529-B	42,450	1,579	26.88
Class 529-C	71,450	2,658	26.88
Class 529-E	13,467	501	26.91
Class 529-F	7,349	272	27.00
Class R-1	15,227	567	26.85
Class R-2	146,124	5,450	26.81
Class R-3	201,866	7,509	26.88
Class R-4	69,321	2,571	26.96
Class R-5	304,904	11,285	27.02
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $28.66 and $28.63, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $227)	$221,660
Interest	45,532	$267,192

Fees and expenses*:
Investment advisory services	24,572
Distribution services	28,569
Transfer agent services	7,515
Administrative services	2,000
Reports to shareholders	324
Registration statement and prospectus	292
Postage, stationery and supplies	782
Directors' compensation	(81)
Auditing and legal	34
Custodian	49
State and local taxes	167
Other	97
Total fees and expenses before reimbursements/waivers	64,320
Less reimbursements/waivers of fees and expenses:
Investment advisory services	2,457
Administrative services	4
Total fees and expenses after reimbursements/waivers		61,859
Net investment income		205,333

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments	152,679
Net unrealized depreciation on investments	(2,208,729)
Net realized gain and unrealized depreciation on investments		(2,056,050)
Net decrease in net assets resulting from operations		$(1,850,717)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2008*	October 31, 2007
Operations:
Net investment income	$205,333	$410,806
Net realized gain on investments	152,679	909,949
Net unrealized (depreciation) appreciation on investments	(2,208,729)	973,349
Net (decrease) increase in net assets resulting from operations	(1,850,717)	2,294,104

Dividends and distributions paid to shareholders:
Dividends from net investment income	(212,345)	(391,275)
Distributions from net realized gain on investments	(872,259)	(463,340)
Total dividends and distributions paid to shareholders	(1,084,604)	(854,615)

Net capital share transactions	584,569	741,397

Total (decrease) increase in net assets	(2,350,752)	2,180,886

Net assets:
Beginning of period	21,220,495	19,039,609
End of period (including undistributed net investment income: $135,133 and $142,145, respectively)	$18,869,743	$21,220,495

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives – current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Taxation – Dividend income is recorded net of non-U.S. taxes paid.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold.  The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2007, the fund had tax basis undistributed ordinary income of $144,821,000 and undistributed long-term capital gains of $771,641,000.

As of April 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,149,361
Gross unrealized depreciation on investment securities	(1,325,305)
Net unrealized appreciation on investment securities	2,824,056
Cost of investment securities	16,041,377

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2008			Year ended October 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$184,029	$730,542	$914,571	$342,770	$389,742	$732,512
Class B	5,111	31,107	36,218	9,168	16,908	26,076
Class C	6,134	38,154	44,288	10,541	19,696	30,237
Class F	5,951	23,835	29,786	10,540	12,069	22,609
Class 529-A	2,661	10,805	13,466	4,530	5,132	9,662
Class 529-B	295	1,926	2,221	491	979	1,470
Class 529-C	494	3,192	3,686	805	1,550	2,355
Class 529-E	128	597	725	212	281	493
Class 529-F	87	328	415	140	133	273
Class R-1	104	600	704	156	406	562
Class R-2	1,033	6,663	7,696	1,782	3,362	5,144
Class R-3	1,957	9,338	11,295	3,686	5,283	8,969
Class R-4	747	2,936	3,683	1,203	1,317	2,520
Class R-5	3,614	12,236	15,850	5,251	6,482	11,733
Total	$212,345	$872,259	$1,084,604	$391,275	$463,340	$854,615

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ® ("AFS"), the fund’s transfer agent, and American Funds Distributors, ® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2008, total investment advisory services fees waived by CRMC were $2,457,000. As a result, the fee shown on the accompanying financial statements of $24,572,000, which was equivalent to an annualized rate of 0.254%, was reduced to $22,115,000, or 0.229% of average month-end net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2008, the total administrative services fees paid by CRMC were $4,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$18,386	$7,204	Not applicable	Not applicable	Not applicable
Class B	3,350	311	Not applicable	Not applicable	Not applicable
Class C	4,118	Included in administrative services	$504	$67	Not applicable
Class F	652		289	19	Not applicable
Class 529-A	257		107	14	$ 120
Class 529-B	211		19	5	21
Class 529-C	352		31	8	35
Class 529-E	33		6	1	7
Class 529-F	-		3	-*	4
Class R-1	70		6	5	Not applicable
Class R-2	546		107	242	Not applicable
Class R-3	509		124	63	Not applicable
Class R-4	85		47	4	Not applicable
Class R-5	Not applicable		140	2	Not applicable
Total	$28,569	$7,515	$1,383	$430	$187
* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(81,000), shown on the accompanying financial statements, includes $193,000 in current fees (either paid in cash or deferred) and a net decrease of $274,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2008
Class A	$745,645	27,121	$862,679	30,793	$(1,169,882)	(42,697)	$438,442	15,217
Class B	24,217	890	34,978	1,252	(58,306)	(2,158)	889	(16)
Class C	55,001	2,020	42,462	1,523	(80,714)	(2,984)	16,749	559
Class F	67,050	2,450	26,735	956	(84,295)	(3,121)	9,490	285
Class 529-A	22,182	806	13,456	481	(12,330)	(448)	23,308	839
Class 529-B	2,034	75	2,221	79	(1,814)	(66)	2,441	88
Class 529-C	6,399	234	3,684	131	(5,186)	(188)	4,897	177
Class 529-E	1,245	46	725	26	(812)	(30)	1,158	42
Class 529-F	946	34	415	15	(754)	(27)	607	22
Class R-1	4,071	150	694	25	(1,789)	(66)	2,976	109
Class R-2	23,508	864	7,686	275	(24,185)	(888)	7,009	251
Class R-3	27,623	1,023	11,278	404	(34,110)	(1,256)	4,791	171
Class R-4	16,351	592	3,683	132	(10,998)	(404)	9,036	320
Class R-5	89,021	3,256	15,181	543	(41,426)	(1,560)	62,776	2,239
Total net increase
(decrease)	$1,085,293	39,561	$1,025,877	36,635	$(1,526,601)	(55,893)	$584,569	20,303

Year ended October 31, 2007
Class A	$1,764,245	58,027	$687,421	23,069	$(1,899,226)	(62,416)	$552,440	18,680
Class B	66,160	2,197	25,142	853	(76,860)	(2,542)	14,442	508
Class C	160,389	5,325	28,963	985	(124,676)	(4,128)	64,676	2,182
Class F	139,532	4,593	20,118	677	(119,805)	(3,951)	39,845	1,319
Class 529-A	45,897	1,515	9,661	324	(19,288)	(635)	36,270	1,204
Class 529-B	4,953	164	1,469	50	(2,861)	(95)	3,561	119
Class 529-C	15,317	508	2,355	80	(7,519)	(248)	10,153	340
Class 529-E	2,856	94	493	17	(1,207)	(40)	2,142	71
Class 529-F	2,435	80	273	9	(711)	(24)	1,997	65
Class R-1	7,271	242	560	19	(9,594)	(323)	(1,763)	(62)
Class R-2	52,002	1,724	5,138	174	(38,885)	(1,286)	18,255	612
Class R-3	63,083	2,084	8,958	303	(82,359)	(2,703)	(10,318)	(316)
Class R-4	36,688	1,214	2,514	84	(27,964)	(921)	11,238	377
Class R-5	134,294	4,392	10,808	364	(146,643)	(4,871)	(1,541)	(115)
Total net increase
(decrease)	$2,495,122	82,159	$803,873	27,008	$(2,557,598)	(84,183)	$741,397	24,984

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,772,021,000 and $2,067,369,000, respectively, during the six months ended April 30, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 4/30/2008 (5)	$31.29	$.31	$(2.98)	$(2.67)	$(.32)	$(1.29)	$(1.61)	$27.01	(8.69)%	$15,787.59%		(6)	.57%	(6)	2.23%	(6)
Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19	17,809.58			.56		2.09
Year ended 10/31/2006	26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044.58			.55		2.31
Year ended 10/31/2005	25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850.58			.56		2.06
Year ended 10/31/2004	23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044.60			.60		1.97
Year ended 10/31/2003	20.20	.49	3.31	3.80	(.52)	(.31)	(.83)	23.17	19.31	9,716.62			.62		2.32
Class B:
Six months ended 4/30/2008 (5)	31.06	.20	(2.95)	(2.75)	(.21)	(1.29)	(1.50)	26.81	(9.03)	652	1.37	(6)	1.34	(6)	1.46	(6)
Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36		1.33		1.32
Year ended 10/31/2006	26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689	1.37		1.34		1.52
Year ended 10/31/2005	24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595	1.38		1.36		1.26
Year ended 10/31/2004	23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497	1.39		1.39		1.18
Year ended 10/31/2003	20.11	.32	3.28	3.60	(.36)	(.31)	(.67)	23.04	18.32	315	1.41		1.41		1.49
Class C:
Six months ended 4/30/2008 (5)	31.00	.19	(2.94)	(2.75)	(.20)	(1.29)	(1.49)	26.76	(9.03)	811	1.41	(6)	1.39	(6)	1.41	(6)
Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41		1.38		1.27
Year ended 10/31/2006	26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796	1.42		1.40		1.46
Year ended 10/31/2005	24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666	1.44		1.42		1.19
Year ended 10/31/2004	23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500	1.47		1.46		1.09
Year ended 10/31/2003	20.09	.30	3.28	3.58	(.35)	(.31)	(.66)	23.01	18.23	267	1.49		1.49		1.39
Class F:
Six months ended 4/30/2008 (5)	31.21	.30	(2.97)	(2.67)	(.31)	(1.29)	(1.60)	26.94	(8.70)	502.64		(6)	.61	(6)	2.19	(6)
Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573.63			.60		2.05
Year ended 10/31/2006	26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495.62			.60		2.26
Year ended 10/31/2005	25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434.67			.65		1.97
Year ended 10/31/2004	23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324.70			.70		1.86
Year ended 10/31/2003	20.17	.46	3.30	3.76	(.50)	(.31)	(.81)	23.12	19.14	172.72			.72		2.14
Class 529-A:
Six months ended 4/30/2008 (5)	31.25	.29	(2.96)	(2.67)	(.31)	(1.29)	(1.60)	26.98	(8.72)	246.69		(6)	.66	(6)	2.13	(6)
Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259.68			.65		1.99
Year ended 10/31/2006	26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206.66			.64		2.21
Year ended 10/31/2005	25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151.70			.68		1.93
Year ended 10/31/2004	23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99.71			.71		1.85
Year ended 10/31/2003	20.20	.47	3.31	3.78	(.52)	(.31)	(.83)	23.15	19.19	51.67			.67		2.22
Class 529-B:
Six months ended 4/30/2008 (5)	31.14	.18	(2.96)	(2.78)	(.19)	(1.29)	(1.48)	26.88	(9.09)	43	1.49	(6)	1.46	(6)	1.33	(6)
Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48		1.46		1.19
Year ended 10/31/2006	26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40	1.50		1.47		1.38
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32	1.55		1.53		1.09
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24	1.59		1.59		.97
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.07	14	1.61		1.61		1.27
Class 529-C:
Six months ended 4/30/2008 (5)	31.13	.18	(2.95)	(2.77)	(.19)	(1.29)	(1.48)	26.88	(9.06)	71	1.49	(6)	1.46	(6)	1.34	(6)
Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48		1.45		1.19
Year ended 10/31/2006	26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62	1.49		1.46		1.39
Year ended 10/31/2005	25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48	1.54		1.52		1.10
Year ended 10/31/2004	23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33	1.58		1.58		.98
Year ended 10/31/2003	20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.09	16	1.60		1.60		1.28
Class 529-E:
Six months ended 4/30/2008 (5)	31.17	.25	(2.95)	(2.70)	(.27)	(1.29)	(1.56)	26.91	(8.84)	14.98		(6)	.95	(6)	1.84	(6)
Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14.97			.95		1.70
Year ended 10/31/2006	26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11.97			.95		1.90
Year ended 10/31/2005	25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8	1.02		1.00		1.61
Year ended 10/31/2004	23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6	1.06		1.06		1.50
Year ended 10/31/2003	20.16	.38	3.30	3.68	(.43)	(.31)	(.74)	23.10	18.72	3	1.07		1.07		1.80

Class 529-F:
Six months ended 4/30/2008 (5)	$31.28	$.32	$(2.97)	$(2.65)	$(.34)	$(1.29)	$(1.63)	$27.00	(8.64)%	$7.47%		(6)	.45%	(6)	2.35%	(6)
Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8.47			.45		2.19
Year ended 10/31/2006	26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5.47			.44		2.37
Year ended 10/31/2005	25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3.64			.62		1.99
Year ended 10/31/2004	23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2.81			.80		1.75
Year ended 10/31/2003	20.22	.43	3.32	3.75	(.50)	(.31)	(.81)	23.16	19.03	1.82			.82		1.99
Class R-1:
Six months ended 4/30/2008 (5)	31.10	.19	(2.95)	(2.76)	(.20)	(1.29)	(1.49)	26.85	(9.04)	15	1.42	(6)	1.39	(6)	1.40	(6)
Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45		1.43		1.22
Year ended 10/31/2006	26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15	1.46		1.43		1.42
Year ended 10/31/2005	24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12	1.48		1.45		1.17
Year ended 10/31/2004	23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10	1.51		1.49		1.07
Year ended 10/31/2003	20.17	.26	3.33	3.59	(.39)	(.31)	(.70)	23.06	18.19	4	1.65		1.50		1.18
Class R-2:
Six months ended 4/30/2008 (5)	31.06	.18	(2.94)	(2.76)	(.20)	(1.29)	(1.49)	26.81	(9.08)	146	1.50	(6)	1.47	(6)	1.33	(6)
Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49		1.41		1.24
Year ended 10/31/2006	26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133	1.61		1.41		1.43
Year ended 10/31/2005	24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99	1.65		1.42		1.19
Year ended 10/31/2004	23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64	1.76		1.45		1.10
Year ended 10/31/2003	20.17	.29	3.28	3.57	(.38)	(.31)	(.69)	23.05	18.10	32	1.86		1.47		1.35
Class R-3:
Six months ended 4/30/2008 (5)	31.14	.26	(2.96)	(2.70)	(.27)	(1.29)	(1.56)	26.88	(8.85)	202.95		(6)	.93	(6)	1.87	(6)
Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228.97			.95		1.71
Year ended 10/31/2006	26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222.96			.93		1.92
Year ended 10/31/2005	25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181.98			.96		1.65
Year ended 10/31/2004	23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113	1.05		1.04		1.49
Year ended 10/31/2003	20.18	.37	3.30	3.67	(.45)	(.31)	(.76)	23.09	18.64	32	1.14		1.08		1.72
Class R-4:
Six months ended 4/30/2008 (5)	31.23	.29	(2.96)	(2.67)	(.31)	(1.29)	(1.60)	26.96	(8.72)	69.67		(6)	.65	(6)	2.14	(6)
Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70.67			.65		2.00
Year ended 10/31/2006	26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55.68			.66		2.20
Year ended 10/31/2005	25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43.69			.67		1.94
Year ended 10/31/2004	23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34.70			.70		1.86
Year ended 10/31/2003	20.19	.44	3.32	3.76	(.50)	(.31)	(.81)	23.14	19.14	16.73			.72		2.03
Class R-5:
Six months ended 4/30/2008 (5)	31.29	.33	(2.96)	(2.63)	(.35)	(1.29)	(1.64)	27.02	(8.55)	305.37		(6)	.34	(6)	2.45	(6)
Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283.37			.35		2.32
Year ended 10/31/2006	26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267.38			.35		2.49
Year ended 10/31/2005	25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198.39			.36		2.22
Year ended 10/31/2004	23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62.39			.39		2.18
Year ended 10/31/2003	20.21	.54	3.29	3.83	(.56)	(.31)	(.87)	23.17	19.50	52.41			.41		2.53

	Six months ended	Year ended October 31
	April, 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	10%	19%	19%	22%	17%	24%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.  In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007, through April 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2007	Ending account value 4/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$913.07	$2.71	.57%
Class A -- assumed 5% return	1,000.00	1,022.03	2.87	.57
Class B -- actual return	1,000.00	909.72	6.36	1.34
Class B -- assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class C -- actual return	1,000.00	909.65	6.60	1.39
Class C -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class F -- actual return	1,000.00	913.00	2.90	.61
Class F -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 529-A -- actual return	1,000.00	912.84	3.14	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-B -- actual return	1,000.00	909.05	6.93	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-C -- actual return	1,000.00	909.35	6.93	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class 529-E -- actual return	1,000.00	911.58	4.52	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 529-F -- actual return	1,000.00	913.60	2.14	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-1 -- actual return	1,000.00	909.62	6.60	1.39
Class R-1 -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2 -- actual return	1,000.00	909.23	6.98	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class R-3 -- actual return	1,000.00	911.53	4.42	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-4 -- actual return	1,000.00	912.81	3.09	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 -- actual return	1,000.00	914.49	1.62	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.17	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2008, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
>American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-903-0608P

Litho in USA AGD/L/8079-S10057

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

April 30, 2008
                                                                                                                                                                unaudited

Common stocks — 86.13%	Shares	Market value (000)

ENERGY — 7.83%
Apache Corp.	250,000	$33,670
BJ Services Co.	2,033,037	57,474
Chevron Corp.	2,508,304	241,173
ConocoPhillips	3,000,000	258,450
Devon Energy Corp.	2,000,000	226,800
Halliburton Co.	1,200,000	55,092
Hess Corp.	1,900,000	201,780
Marathon Oil Corp.	5,353,600	243,964
Schlumberger Ltd.	880,400	88,524
Spectra Energy Corp	1,900,000	46,930
Sunoco, Inc.	500,000	23,205
		1,477,062

MATERIALS — 4.51%
Air Products and Chemicals, Inc.	1,850,000	182,096
Dow Chemical Co.	1,250,000	50,188
E.I. du Pont de Nemours and Co.	750,000	36,682
International Paper Co.	2,350,000	61,499
MeadWestvaco Corp.	5,000,000	131,500
Monsanto Co.	816,000	93,040
Potash Corp. of Saskatchewan Inc.	510,000	93,815
Praxair, Inc.	1,400,000	127,834
Sonoco Products Co.	1,284,000	42,308
Weyerhaeuser Co.	500,000	31,940
		850,902

INDUSTRIALS — 13.65%
3M Co.	1,185,000	91,127
Avery Dennison Corp.	3,375,000	162,641
Boeing Co.	500,000	42,430
Cintas Corp.	1,945,000	57,591
Eaton Corp.	400,000	35,136
Emerson Electric Co.	1,300,000	67,938
General Dynamics Corp.	770,000	69,623
General Electric Co.	14,250,000	465,975
Illinois Tool Works Inc.	428,000	22,380
Ingersoll-Rand Co. Ltd., Class A	1,300,000	57,694
Norfolk Southern Corp.	5,082,000	302,786
Northrop Grumman Corp.	1,000,000	73,570
Pentair, Inc.	1,950,000	71,818
Pitney Bowes Inc.	3,050,000	110,136
R.R. Donnelley & Sons Co.	5,685,000	174,188
Rockwell Automation	1,000,000	54,230
Southwest Airlines Co.	5,930,000	78,513
Tyco International Ltd.	1,020,300	47,740
United Parcel Service, Inc., Class B	3,550,000	257,056
United Technologies Corp.	3,700,000	268,139
Waste Management, Inc.	1,800,000	64,980
		2,575,691

CONSUMER DISCRETIONARY — 8.33%
Carnival Corp., units	1,475,000	59,251
Darden Restaurants, Inc.	2,800,000	99,624
Harley-Davidson, Inc.	1,508,000	57,681
Home Depot, Inc.	750,000	21,600
Johnson Controls, Inc.	3,700,000	130,462
Leggett & Platt, Inc.	5,150,000	85,490
Lowe’s Companies, Inc.	7,731,600	194,759
Magna International Inc., Class A	1,772,700	132,297
Mattel, Inc.	4,100,000	76,875
News Corp., Class A	2,350,000	42,065
Omnicom Group Inc.	1,500,000	71,610
Ross Stores, Inc.	1,000,000	33,490
Royal Caribbean Cruises Ltd.	4,400,000	140,360
Target Corp.	2,612,000	138,775
Time Warner Inc.	6,651,900	98,781
VF Corp.	1,150,000	85,537
Whirlpool Corp.	300,000	21,834
YUM! Brands, Inc.	1,980,000	80,546
		1,571,037

CONSUMER STAPLES — 7.30%
Avon Products, Inc.	500,000	19,510
Coca-Cola Co.	750,000	44,153
ConAgra Foods, Inc.	6,070,000	143,009
General Mills, Inc.	1,250,000	75,500
H.J. Heinz Co.	4,053,700	190,646
Kellogg Co.	1,585,600	81,135
Kimberly-Clark Corp.	2,410,000	154,216
PepsiCo, Inc.	3,710,000	254,246
Walgreen Co.	4,300,000	149,855
Wal-Mart Stores, Inc.	1,950,000	113,061
Wm. Wrigley Jr. Co.	2,000,000	152,320
		1,377,651

HEALTH CARE — 8.11%
Abbott Laboratories	5,363,613	282,931
Amgen Inc.[1]	1,447,200	60,594
AstraZeneca PLC (ADR)	1,295,000	54,364
Becton, Dickinson and Co.	600,000	53,640
Bristol-Myers Squibb Co.	9,182,200	201,733
Cardinal Health, Inc.	2,020,000	105,181
Covidien Ltd.	784,500	36,628
Eli Lilly and Co.	2,900,000	139,606
Johnson & Johnson	600,000	40,254
Medtronic, Inc.	3,707,000	180,457
Merck & Co., Inc.	1,850,000	70,374
Pfizer Inc	6,955,000	139,865
Schering-Plough Corp.	4,475,000	82,385
Wyeth	1,840,500	81,847
		1,529,859

FINANCIALS — 9.34%
Allstate Corp.	1,200,000	60,432
American International Group, Inc.	2,829,000	130,700
Aon Corp.	2,750,000	124,823
Arthur J. Gallagher & Co.	867,331	21,310
Bank of America Corp.	6,267,000	235,263
Bank of New York Mellon Corp.	2,610,000	113,613
Capital One Financial Corp.	735,000	38,955
Citigroup Inc.	8,235,000	208,098
Fannie Mae	7,158,096	202,574
Freddie Mac	3,630,700	90,441
JPMorgan Chase & Co.	4,866,000	231,865
Lincoln National Corp.	1,417,900	76,226
Marsh & McLennan Companies, Inc.	1,100,300	30,357
MGIC Investment Corp.	2,440,000	31,793
Travelers Companies, Inc.	1,000,000	50,400
U.S. Bancorp	1,750,000	59,308
Washington Mutual, Inc.	1,733,000	21,299
Wells Fargo & Co.	1,200,000	35,700
		1,763,157

INFORMATION TECHNOLOGY — 14.01%
Automatic Data Processing, Inc.	2,046,300	90,446
Cisco Systems, Inc.[1]	3,950,000	101,278
Hewlett-Packard Co.	6,600,000	305,910
Intel Corp.	10,640,000	236,846
International Business Machines Corp.	4,268,000	515,148
KLA-Tencor Corp.	1,242,000	54,251
Linear Technology Corp.	2,745,000	95,965
Maxim Integrated Products, Inc.	1,700,000	35,751
Microchip Technology Inc.	7,356,625	270,356
Microsoft Corp.	13,432,898	383,106
Nokia Corp. (ADR)	500,000	15,035
Oracle Corp.[1]	8,200,000	170,970
SAP AG (ADR)	3,334,000	167,467
Texas Instruments Inc.	4,100,000	119,556
Tyco Electronics Ltd.	900,000	33,669
Xilinx, Inc.	1,970,000	48,797
		2,644,551

TELECOMMUNICATION SERVICES — 4.02%
AT&T Inc.	8,659,097	335,194
Embarq Corp.	5,214,250	216,756
Sprint Nextel Corp., Series 1	13,860,000	110,741
Verizon Communications Inc.	2,512,334	96,675
		759,366

UTILITIES — 7.34%
Ameren Corp.	3,953,680	179,339
American Electric Power Co., Inc.	1,435,000	64,044
Dominion Resources, Inc.	2,295,200	99,589
DTE Energy Co.	750,000	30,233
Duke Energy Corp.	3,800,000	69,578
Exelon Corp.	2,548,400	217,837
FirstEnergy Corp.	1,620,000	122,537
PPL Corp.	1,724,000	82,786
Progress Energy, Inc.	200,000	8,398
Public Service Enterprise Group Inc.	1,600,000	70,256
Questar Corp.	3,000,000	186,090
Southern Co.	4,191,600	156,053
Xcel Energy Inc.	4,745,000	98,696
		1,385,436

MISCELLANEOUS — 1.69%
Other common stocks in initial period of acquisition		318,052

Total common stocks (cost: $13,426,598,000)		16,252,764

Convertible securities — 0.85%

FINANCIALS — 0.65%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[2,3]	1,725,000	89,959
SLM Corp., Series C, 7.25% convertible preferred 2010	33,925	31,804
		121,763

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		37,446

Total convertible securities (cost: $159,894,000)		159,209

	Principal amount
Bonds & notes — 1.40%	(000)

INDUSTRIALS — 0.27%
General Electric Capital Corp., Series A, 4.80% 2013	$50,000	50,251

FINANCIALS — 1.13%
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[4]	100,000	102,323
Citigroup Inc., Series E, 8.40% (undated)[4]	85,000	86,133
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	25,000	25,550
		214,006

Total bonds & notes (cost: $260,689,000)		264,257

	Principal amount	Market value
Short-term securities — 11.60%	(000)	(000)

AT&T Inc. 2.10%–2.22% due 6/2–6/27/2008[5]	$54,000	$53,811
Bank of America Corp. 2.96% due 5/6/2008	45,900	45,877
Caterpillar Inc. 2.17% due 5/30/2008[5]	50,000	49,886
Coca-Cola Co. 2.08%–2.65% due 5/8–6/11/2008[5]	176,300	175,992
E.I. duPont de Nemours and Co. 2.17% due 5/29–5/30/2008[5]	43,500	43,423
Fannie Mae 2.05%–2.56% due 5/30–10/28/2008	353,780	351,700
Federal Home Loan Bank 1.72%–2.71% due 5/9–9/3/2008	324,950	323,779
Freddie Mac 1.93%–3.49% due 5/12–8/25/2008	245,300	244,579
Harley-Davidson Funding Corp. 2.07%–2.15% due 6/26–8/11/2008[5]	43,000	42,712
Honeywell International Inc. 2.05%–2.12% due 6/27–7/17/2008[5]	88,444	87,959
IBM Capital Inc. 2.40% due 6/18/2008[5]	25,000	24,902
IBM Corp. 2.17% due 6/25/2008[5]	20,000	19,908
IBM International Group Capital LLC 2.17% due 6/18/2008[5]	31,000	30,879
Illinois Tool Works Inc. 2.11% due 5/16/2008	35,200	35,167
John Deere Capital Corp. 2.13%–2.16% due 6/26–6/27/2008[5]	70,000	69,729
Johnson & Johnson 1.95% due 6/17/2008[5]	50,000	49,811
JPMorgan Chase & Co. 2.42%–2.95% due 5/6–6/2/2008	91,500	91,401
NetJets Inc. 2.00%–2.30% due 5/1–5/14/2008[5]	81,100	81,061
Paccar Financial Corp. 2.10%–2.70% due 5/16–7/17/2008	66,100	65,824
PepsiCo Inc. 2.08%–2.09% due 5/23–6/6/2008[5]	58,100	58,002
Procter & Gamble International Funding S.C.A. 2.10% due 5/9/2008[5]	45,400	45,376
U.S. Treasury Bills 1.35%–3.31% due 5/22–9/18/2008	97,980	97,850
United Parcel Service Inc. 2.00% due 7/28/2008[5]	50,000	49,639
Walt Disney Co. 2.72%–2.73% due 5/5–5/28/2008	50,000	49,936

Total short-term securities (cost: $2,189,446,000)		2,189,203

Total investment securities (cost: $16,036,627,000)		18,865,433
Other assets less liabilities		4,310

Net assets		$18,869,743

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $86,250,000)
 may be subject to legal or contractual restrictions on resale.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $89,959,000, which represented
 .48% of the net assets of the fund.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $883,090,000, which represented 4.68% of the net assets of the fund.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0608O-S10840

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: July 8, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 8, 2008